UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Exchange Reserves

Portfolio of Investments

December 31, 2010 (unaudited)

	Yield*		Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.7%
Certificates of Deposit - 34.1%
Bank of Montreal Chicago 1/18/11	0.23%		$13,800	$13,800,000
Bank of Nova Scotia 3/07/11	0.29%		14,000	14,000,000
Barclays Bank PLC NY 7/05/11(a)	0.57%		14,000	14,000,000
Canadian Imp Bank Comm NY 5/27/11(a)	0.29%		13,000	12,999,720
Deutsche Bank NY 2/22/11	0.28%		13,500	13,500,000
National Australia Bank NY 3/23/11(a)	0.29%		13,600	13,600,000
Nordea Bank Finland NY 5/03/11	0.45%		12,600	12,605,526
Norinchukin Bank NY 1/19/11	0.33%		14,000	14,000,000
Rabobank Nederland NV NY 1/18/11	0.26	% - 0.57%	14,000	14,000,000
Royal Bank of Canada NY 3/10/11(a)	0.26%		4,500	4,500,000
State Street Bank & Trust 2/11/11	0.39%		14,000	14,000,000
Toronto-Dominion Bank NY 2/04/11 (a)	0.27%		9,000	9,000,000
10/28/11 (a)	0.33%		4,900	4,900,000
Westpac Banking Corp. NY 1/13/12(a)	0.35%		13,000	13,000,000

				167,905,246

Municipal Obligations - 21.8%
California Infra & Eco Dev Bk (California Academy of Sciences) Series 2008 F 9/01/38(b)	0.26%		3,900	3,900,000
California Infra & Eco Dev Bk (J Paul Getty Trust) Series 2007A-2 10/01/47(b)	0.27%		13,900	13,900,000
California Statewide CDA (Los Angeles Cnty Museum of Art) Series 2008 12/01/34(b)	0.26%		4,280	4,280,000
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog) 7/01/36 (b)	0.29%		3,455	3,455,000
Series D 10/01/38 (b)	0.29%		6,000	6,000,000
Connecticut Hlth & Ed Fac Auth (Yale Univ) Series 2001V-1 7/01/36 (b)	0.24%		5,900	5,900,000
Series 2001V-2 7/01/36 (b)	0.24%		1,800	1,800,000

	Yield*	Principal Amount (000)	U.S. $ Value
Houston TX Hgr Ed Fin Corp. (Rice University) Series 2008 A 5/15/48 (b)	0.27%	$10,870	$10,870,000
Series 2008B 5/15/48 (b)	0.24%	3,000	3,000,000
Jackson Cnty MS PCR (Chevron Corp.) Series 1993 6/01/23(b)	0.27%	3,000	3,000,000
Loudoun Cnty VA IDA (Howard Hughes Med Inst) 2/15/38(b)	0.27%	12,250	12,250,000
Massachusetts Dev Fin Agy (Smith College) 7/01/24(b)	0.31%	1,632	1,632,000
Massachusetts Hlth & Ed Facs Auth (Harvard Univ) Series 1999R 11/01/49(b)	0.24%	2,600	2,600,000
Mississippi Business Fin Corp. (Chevron USA, Inc.) Series 2009E 12/01/30(b)	0.28%	10,000	10,000,000
New York St HFA MFHR (600 West 42nd Street Proj) Series A 11/01/41(b)	0.33%	8,000	8,000,000
Ohio Air Quality Dev Auth (Dayton Power & Light Co.) 11/01/40(b)	0.32%	4,000	4,000,000
Valdez AK Marine Terminal (Exxon Mobil Corp.) Series 1993C 12/01/33(b)	0.25%	13,000	13,000,000

			107,587,000

Commercial Paper - 16.7%
Australia & New Zealand Banking Group 3/16/11(c)	0.30%	14,000	13,991,367
Banque Et Caisse Epargne 1/04/11	0.25%	13,700	13,699,715
BNP Paribas Finance, Inc. 1/21/11	0.26%	13,000	12,998,122
Commonwealth Bank Australia 2/09/11(c)	0.26%	13,700	13,696,141
KFW 2/08/11(c)	0.37%	14,000	13,994,532
Straight-A Funding LLC 1/05/11(c)	0.25%	14,000	13,999,611

			82,379,488

	Yield*	Principal Amount (000)	U.S. $ Value
Repurchase Agreements - 14.0%
Credit Suisse 0.15%, dated 12/31/10 due 1/03/11 in the amount of $23,000,288 (collateralized by $23,310,000 U.S. Treasury Note, 1.00%, due 12/31/11, value $23,462,913)		23,000	$23,000,000
Greenwich 0.20%, dated 12/31/10 due 1/03/11 in the amount of $23,000,383 (collateralized by $23,290,000 U.S. Treasury Note, 1.00%, due 10/31/11, value $23,464,793)		23,000	23,000,000
Mizuho Securities 0.20%, dated 12/31/10 due 1/03/11 in the amount of $23,000,383 (collateralized by $22,878,400 U.S. Treasury Note, 1.75%, due 4/15/13, value $23,460,013)		23,000	23,000,000

			69,000,000

U.S. Government & Government Sponsored Agency Obligations - 12.9%
Federal Farm Credit Bank
7/15/11 (a)	0.17%	5,000	4,999,728
11/17/11 (a)	0.20%	5,000	4,998,730
12/20/11 (a)	0.22%	5,000	4,999,028
4/23/12 (a)	0.27%	5,000	5,000,830
4/12/12 (a)	0.29%	5,470	5,472,482
Federal Home Loan Bank
2/17/12 (a)	0.16%	5,000	4,997,070
7/20/11 (a)	0.17%	5,000	4,998,205
Federal Home Loan Mortgage Corp.
5/05/11 (a)	0.17%	2,934	2,933,094
2/02/12 (a)	0.18%	5,000	4,995,635
12/21/11 (a)	0.21%	5,000	4,998,041
Federal Home Loan Mortgage Corp. Discount Note 1/31/11	0.23%	5,000	4,999,042
Federal National Mortgage Association
8/11/11 (a)	0.17%	5,000	4,998,622
9/19/11 (a)	0.22%	5,000	4,998,574

			63,389,081

Corporate - Investment Grade - 1.2%
Pfizer, Inc. 3/15/11(a)	2.25%	5,945	5,968,504

Total Investments - 100.7% (cost $496,229,319)(d)			496,229,319
Other assets less liabilities - (0.7)%			(3,338,423)

Net Assets - 100.0%			$492,890,896

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2010.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate market value of these securities amounted to $55,681,651 or 11.3% of net assets.
(d)	As of December 31, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

CDA	-	Community Development Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
PCR	-	Pollution Control Revenue Bond

AllianceBernstein Exchange Reserves

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Certificates of Deposit	$—	$167,905,246	$—	$167,905,246
Municipal Obligations	—	107,587,000	—	107,587,000
Commercial Paper	—	82,379,488	—	82,379,488
Repurchase Agreements	—	69,000,000	—	69,000,000
U.S. Government & Government Sponsored Agency Obligations	—	63,389,081	—	63,389,081
Corporate - Investment Grade	—	5,968,504	—	5,968,504

Total Investments in Securities	—	496,229,319	—	496,229,319
Other Financial Instruments*	—	—	—	—

Total	$—	$496,229,319	$—	$496,229,319

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 18, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	February 18, 2011